Income taxes (Movement in net deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset at beginning of year	$ 843,131,000	$ 892,860,000
Expense for the year in net earnings	(176,962,000)	(51,296,000)
Recovery for the year in other comprehensive income	431,000	969,000
Effect of movements in exchange rates	(143,000)	598,000
End of year	$ 666,457,000	$ 843,131,000